Income Taxes - Major Categories of Net Deferred Income Tax Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Long-term:
Deferred income tax assets	$ 10	$ 16
Deferred income tax liabilities	(367)	(56)
Net deferred income tax liabilities	$ (357)	$ (40)